Consolidated Statements of Operations (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statements of Operations [Abstract]
Revenues	$ 6,758,413	$ 2,923,586	$ 17,235,585	$ 2,812,210
Cost of revenue	18,873,318	1,853,141	12,059,099	1,851,018
Gross profit	7,885,095	1,070,445	5,176,486	961,192
Operating expenses:
Depreciation and amortization	500,058	70,254	348,172	39,229
Salaries and wages	3,367,099	784,481	3,802,158	5,053,600
Change in fair value of contingent consideration	(141,607)
General and administrative	3,016,809	759,036	3,788,015	1,251,102
Total operating expenses	6,742,359	1,613,771	7,938,345	6,343,931
Income (loss) from operations	1,142,736	(543,326)	(2,761,859)	(5,382,739)
Other income (expenses):
Change in fair value of derivative instruments	(894,865)	130	198,908	421,340
Interest expense	(2,096,545)	(289,022)	(1,699,746)	(1,443,229)
Equity loss attributable to affiliate			(50,539)
Net gain from deconsolidation of Digital subsidiary and write-off of related investment in subsidiary			453,514
Other income	(80,000)
Total other expense	(2,911,410)	(288,892)	(1,097,863)	(1,021,889)
Loss before benefit for income taxes	(1,768,674)	(832,218)	(3,859,722)	(6,404,628)
Benefit for income taxes	(286,526)		(2,800,972)
Net loss	(1,498,906)	(832,218)	(1,213,199)	(6,404,628)
Net (income) loss attributable to non-controlling interest	(12,400)	16,948	(16,448)
Net loss attributable to InterCloud Systems, Inc.	(2,364,972)	(815,270)	(1,229,647)	(6,404,628)
Less dividends on Series C, D, E, F and H Preferred Stock	(853,666)	(52,958)	(843,215)
Net loss attributable to InterCloud Systems, Inc. common stockholders	$ (2,364,972)	$ (868,228)	$ (2,072,862)	$ (6,404,628)
Loss per share attributable to InterCloud Systems, Inc. common stockholders:
Basic	$ (2.96)	$ (2.52)	$ (5.34)	$ (25.54)
Diluted	$ (2.96)	$ (2.52)	$ (5.34)	$ (25.54)
Basic weighted average common shares outstanding	799,887	344,332	388,389	250,816
Diluted weighted average common shares outstanding	799,887	344,332	388,389	250,816